Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 11, 2017	Jun. 30, 2018	Jul. 01, 2017	Jul. 02, 2016
Commitments and Contingencies Disclosure [Line Items]
Letters of credit amount outstanding			$ 9.0	$ 7.5
Debt repayment obligations			$ 1,600.0
Common stock, par value (USD per share)			$ 0.01	$ 0.01
Senior Notes | 2022 Senior Notes, 2025 Senior Notes, and 2027 Senior Notes
Commitments and Contingencies Disclosure [Line Items]
Interest payment obligation			$ 514.0
Inventories
Commitments and Contingencies Disclosure [Line Items]
Contractual cash obligations			167.5
Capital Expenditures
Commitments and Contingencies Disclosure [Line Items]
Contractual cash obligations			78.0
Other Commitments
Commitments and Contingencies Disclosure [Line Items]
Contractual cash obligations			6.0
Kate Spade & Company
Commitments and Contingencies Disclosure [Line Items]
Acquisition-related expenses			16.9
Subsequent Event | Kate Spade & Company
Commitments and Contingencies Disclosure [Line Items]
Business acquisition, share price (USD per share)	$ 18.50
Cash paid in connection with the acquisition	$ 2,400.0
Kate Spade & Company | Subsequent Event
Commitments and Contingencies Disclosure [Line Items]
Common stock, par value (USD per share)	$ 1.00
Kate Spade & Company Integration | Minimum
Commitments and Contingencies Disclosure [Line Items]
Restructuring charges, expected costs to be incurred			150.0
Kate Spade & Company Integration | Maximum
Commitments and Contingencies Disclosure [Line Items]
Restructuring charges, expected costs to be incurred			200.0
Employee Severance | Kate Spade & Company Integration
Commitments and Contingencies Disclosure [Line Items]
Restructuring charges, expected costs to be incurred			$ 60.0
Scenario, Forecast
Commitments and Contingencies Disclosure [Line Items]
Acquisition-related expenses		$ 45.0